Offerings - Offering: 1	Sep. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value CHF 0.03
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	2.03
Maximum Aggregate Offering Price	$ 10,150,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,553.97
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares, par value CHF 0.03 per share, or Common Shares, being registered hereby include an indeterminate number of additional Common Shares as may from time to time become issuable by reason of share splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales prices of the Common Shares on the Nasdaq Capital Market on September 19, 2025.

The Registrant will not receive any proceeds from the sale of its Common Shares by the selling shareholders.

All Common Shares are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-1.